Share capital - Schedule of Shares Redeemed Under Buyback Program (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 19, 2025	Nov. 07, 2024	Oct. 31, 2024	Sep. 25, 2024	Mar. 31, 2025	Dec. 19, 2024	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Total number of shares purchased (in shares)	1,360,537	479,524	409,512	337,070	1,360,537	953,593		2,179,699
Share repurchase program, value of shares repurchased					$ 250,000		$ 250,000	$ 500,000
Average price paid per share (in USD per share)	$ 183.75	$ 221.87	$ 228.57	$ 296.67	$ 183.75	$ 209.73		$ 229.39
Approximate dollar value of shares that may yet be purchased under the program (in millions)	$ 750,000	$ 450,000	$ 556,400	$ 400,000	$ 750,000	$ 250,000	$ 750,000